Taxation (Details 3) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Deferred Tax Asset Valuation Allowance [Roll Forward]
Balance at January 1		¥ (48,555)	$ (48,555)	¥ (39,613)	$ (39,613)	$ (32,914)
Addition	[1]	(14,159)		(8,942)		(6,699)
Balance at December 31		¥ (62,714)	$ (62,714)	¥ (48,555)	$ (48,555)	$ (39,613)

[1]	Additional valuation allowance was due to the increase of deferred tax assets recognised for accrued expense, other payables, advertising expenses in excess of deduction limit and net operating tax loss carry forwards.